Long-Term Notes Receivable and Other Assets - Summary of Promissory Notes Issued (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure Of Notes Receivable And Other Long Term Assets [abstract]
Total promissory notes issued by the Mexican Government		$ 126,534,822	$ 156,981,745
Less: current portion of notes receivable issued by the Mexican Government, net of expected credit losses	$ 260,542	4,909,970	38,153,851
Long-term promissory notes		$ 121,624,852	$ 118,827,894